Short-Term Investments	6 Months Ended
Jun. 30, 2025
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

5. SHORT-TERM INVESTMENTS

Short-term investments comprised of the following:

	As of June 30, 2025
	Level 1	Level 2	Level 3	Total	Total
	RMB	RMB	RMB	RMB	US$
Bank Wealth Management	—	31,789	—	31,789.00	4,438
	—	31,789	—	31,789.00	4,438

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Bank Wealth Management	—	9,085	—	9,085
	—	9,085	—	9,085

As of December 31, 2024 and June 30, 2025, the Company had short-term investments, which mainly consists of wealth management products purchased from commercial banks, in the amount of RMB9,085 and RMB31,789 (US$4,438), respectively. These wealth management products bear a highest expected rate of return ranging from 1.51%-2.25%. For the six months ended June 30, 2024 and 2025, the Company recorded investment income of RMB366 and RMB404 (US$56) in the unaudited interim condensed consolidated statements of comprehensive income.